Business combinations - Recognized for the assets acquired and the liabilities - Additional Information (Details) - 12 months ended Dec. 31, 2021 $ in Millions, $ in Millions		COP ($)	USD ($)	USD ($)
Disclosure of detailed information about business combination [line items]
Adjustment of investments to fair values on the date of acquisition in joint ventures		$ 4,231,255
Adjustment of investments to fair values on the date of acquisition in associates		783,494
Adjustment of investments to fair values on the date of acquisition in associates and joint ventures		5,014,749
Fair value adjustment fair value of the associates and joint ventures adjustment			$ 1,281,598
Fair value adjust of the property, plant and equipment		5,233,557
Fair value of intangible assets			$ 4,596,134
Goodwill recognised as of acquisition date	[1]	3,038,977
ATP Tower Holdings
Disclosure of detailed information about business combination [line items]
Adjustment of investments to fair values on the date of acquisition in associates		783,494
Fair value adjustment fair value of the associates and joint ventures adjustment		367,659
Transmissora Alianca de Energia Eltrica S.A.
Disclosure of detailed information about business combination [line items]
Fair value adjustment fair value of the associates and joint ventures adjustment		558,659
Transmissora Alianca De Energia Eletrica S.A.
Disclosure of detailed information about business combination [line items]
Adjustment of investments to fair values on the date of acquisition in joint ventures		1,496,926
Interligacao Eletrica Do Madeira S.A.[Member]
Disclosure of detailed information about business combination [line items]
Adjustment of investments to fair values on the date of acquisition in joint ventures		1,446,019
Interligacao Eletrica Paraguacu S.A [Member]
Disclosure of detailed information about business combination [line items]
Adjustment of investments to fair values on the date of acquisition in joint ventures		396,753
Interligacao Eletrica Garanhuns S.A [Member]
Disclosure of detailed information about business combination [line items]
Adjustment of investments to fair values on the date of acquisition in joint ventures		365,533
Interligacao Eletrica Aimores S.A.
Disclosure of detailed information about business combination [line items]
Adjustment of investments to fair values on the date of acquisition in joint ventures		269,484
Interligacao Eletrica Ivai S.A.[Member]
Disclosure of detailed information about business combination [line items]
Adjustment of investments to fair values on the date of acquisition in joint ventures		249,539
Interconexion Electrica Colombia Panama S.A.
Disclosure of detailed information about business combination [line items]
Adjustment of investments to fair values on the date of acquisition in joint ventures		6,412
Derivex S.A.
Disclosure of detailed information about business combination [line items]
Adjustment of investments to fair values on the date of acquisition in joint ventures		489
Parques de Rio
Disclosure of detailed information about business combination [line items]
Adjustment of investments to fair values on the date of acquisition in joint ventures		96
Interconexion Electrica Colombia Panama S.A.S E.S.P.
Disclosure of detailed information about business combination [line items]
Adjustment of investments to fair values on the date of acquisition in joint ventures		4
ISA
Disclosure of detailed information about business combination [line items]
Fair value adjustment fair value of the associates and joint ventures adjustment		$ 1,281,598
Acquiree Non Controlling Interest In its Subordinates				$ 890,575
Non Controlling Interest In Equity Attributable To Acquiree Shareholders				$ 10,265,482
Non Controlling Interest Representing Percentage Of Equity Attributable to Acquiree Shareholders		48.59%	48.59%
Contingent consideration recognised as of acquisition date		$ 225,983

[1]	Goodwill from the acquisition was allocated to the Electric Power Transmission and Toll Roads Concessions Segment.